Fair Value Measurement - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment	¥ 0	¥ 0	¥ 92,316,000
Non-recurring Basis | Level 3 Inputs | Valuation, Market Approach
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment	¥ 0	¥ 0	¥ 92,300,000